REPORTING ENTITY - Spin off BAC Holding - Realization of other comprehensive income (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income items which were reclassified to profit or loss
Hedged Item		$ (6,675,329)	$ 2,565,637	$ 883,022
Hedging derivative instrument		4,051,499	(403,983)	(1,034,816)
Hedging non-derivative instrument		2,549,821	(1,198,919)	(366,195)
Foreign currency translation differences from unhedged foreign operations		1,356,213	(180,798)	(548,706)
Unrealized gains on debt securities at FVOCI		(2,187,495)	(1,346,315)	172,906
Income tax expense		(1,926,071)	1,089,263	452,005
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(2,752,028)	$ 532,019	$ (427,893)
BAC Holding International Corp
Other Comprehensive Income items which were reclassified to profit or loss
Total other comprehensive income that will be reclassified to profit or loss, net of tax		$ 1,429,325
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Other Comprehensive Income items which were reclassified to profit or loss
Hedged Item	$ 6,551,200
Hedging derivative instrument	(4,013,210)
Hedging non-derivative instrument	(2,761,143)
Foreign currency translation differences from unhedged foreign operations	(1,267,033)
Unrealized gains on debt securities at FVOCI	98,947
Income tax expense	2,443,861
Total other comprehensive income that will be reclassified to profit or loss, net of tax	1,052,622
Total other comprehensive income that will be reclassified to profit or loss, net of tax - Attributable to owners of the parent	723,535
Total reclassifications of Other Comprehensive Income to profit or loss - Attributable to non-controlling interest	329,087
Total reclassifications of Other Comprehensive Income to retained earnings	(7,735)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to owners of the parent	(5,317)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to non-controlling interest	$ (2,418)
Proportion of ownership interest in subsidiary	68.74%